Commission and Fee Income - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Major type of services:
Commissions for administration	€ 603		€ 550		€ 515
Commissions for assets under management	4,660		4,242		3,907
Commissions for other securities	549		491		499
Underwriting and advisory fees	1,839		1,764		1,156
Brokerage fees	1,484		1,440		1,282
Commissions for local payments	1,453		1,464		1,484
Commissions for foreign commercial business	506		502		497
Commissions for foreign currency/exchange business	10		10		10
Commissions for loan processing and guarantees	1,269	[1]	1,334	[2]	1,207	[3]
Intermediary fees	481		444		405
Fees for sundry other customer services	1,334	[1]	949	[2]	695	[3]
Total commissions and fee income	14,190		13,190		11,657
Commissions and fee expense	(3,299)		(2,818)		(2,452)
Net commission and fee income	10,891		10,372		9,206
Corporate Bank
Major type of services:
Commissions for administration	230		215		204
Commissions for assets under management	24		20		18
Commissions for other securities	484		451		461
Underwriting and advisory fees	49		53		43
Brokerage fees	23		21		19
Commissions for local payments	587		550		488
Commissions for foreign commercial business	500		483		475
Commissions for foreign currency/exchange business	4		6		6
Commissions for loan processing and guarantees	608	[1]	575	[2]	530	[3]
Intermediary fees	34		30		28
Fees for sundry other customer services	1,014	[1]	582	[2]	496	[3]
Total commissions and fee income	3,557		2,988		2,767
Investment Bank
Major type of services:
Commissions for administration	76		54		55
Commissions for assets under management	0		0		0
Commissions for other securities	25		0		0
Underwriting and advisory fees	1,769		1,640		1,093
Brokerage fees	294		327		280
Commissions for local payments	5		13		0
Commissions for foreign commercial business	26		32		27
Commissions for foreign currency/exchange business	0		0		0
Commissions for loan processing and guarantees	521	[1]	487	[2]	446	[3]
Intermediary fees	1		1		3
Fees for sundry other customer services	112	[1]	158	[2]	42	[3]
Total commissions and fee income	2,830		2,713		1,946
Private Bank
Major type of services:
Commissions for administration	278		265		247
Commissions for assets under management	470		416		362
Commissions for other securities	39		38		37
Underwriting and advisory fees	8		6		16
Brokerage fees	1,125		1,052		971
Commissions for local payments	860		909		995
Commissions for foreign commercial business	21		20		22
Commissions for foreign currency/exchange business	6		4		4
Commissions for loan processing and guarantees	138	[1]	270	[2]	230	[3]
Intermediary fees	435		402		364
Fees for sundry other customer services	98	[1]	87	[2]	41	[3]
Total commissions and fee income	3,477		3,470		3,288
Net commission and fee income	2,999		2,956		2,852
Asset Management
Major type of services:
Commissions for administration	15		16		11
Commissions for assets under management	4,166		3,805		3,527
Commissions for other securities	0		1		1
Underwriting and advisory fees	0		0		0
Brokerage fees	42		39		33
Commissions for local payments	0		0		0
Commissions for foreign commercial business	0		0		0
Commissions for foreign currency/exchange business	0		0		0
Commissions for loan processing and guarantees	0	[1]	0	[2]	0	[3]
Intermediary fees	0		0		0
Fees for sundry other customer services	107	[1]	117	[2]	117	[3]
Total commissions and fee income	4,331		3,978		3,689
Corporate & Other
Major type of services:
Commissions for administration	3		0		(2)
Commissions for assets under management	0		0		0
Commissions for other securities	0		0		1
Underwriting and advisory fees	13		66		4
Brokerage fees	1		1		(20)
Commissions for local payments	1		(9)		1
Commissions for foreign commercial business	(40)		(34)		(27)
Commissions for foreign currency/exchange business	0		0		0
Commissions for loan processing and guarantees	3	[1]	1	[2]	1	[3]
Intermediary fees	11		11		10
Fees for sundry other customer services	3	[1]	6	[2]	0	[3]
Total commissions and fee income	€ (5)		€ 42		€ (33)

[1]	Includes the impact from revenue sharing agreement between Investment Bank and Corporate Bank for client referrals
[2]	Includes the impact from revenue sharing agreement between Investment Bank and Corporate Bank for client referrals
[3]	Includes the impact from revenue sharing agreement between Investment Bank and Corporate Bank for client referrals